Form N-1A Supplement	Mar. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
DOUBLELINE FUNDS TRUST
DoubleLine Flexible Income Fund (the “Fund”)
Supplement dated May 28, 2026 to the Fund’s Summary Prospectus, (the “Summary Prospectus”), Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated November 1, 2025, as supplemented or amended from time to time
This supplement updates certain information contained in the above dated Summary Prospectus, Prospectus and Statement of Additional Information. Please review this important information carefully.
Effective May 29, 2026 (the “Effective Date”), the Fund’s net operating expenses will be reduced. The following provides updated information regarding the Fund’s expense limitation arrangement and net operating expenses:
1.	As of the Effective Date, the section of the Prospectus and Summary Prospectus entitled “Fund Summary – Annual Fund Operating Expenses” is hereby replaced in its entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Class I	Class I2	Class N	Class R6
Management Fees	0.62%	0.62%	0.62%	0.62%
Distribution and/or Service (12b‑1 Fees)	None	None	0.25%	None
Other Expenses (includes sub‑transfer agent accounting or administrative services expenses)	0.13%	0.19%[1]	0.13%	0.07%
Acquired Fund Fees and Expenses[2]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.76%	0.82%	1.01%	0.70%
Fee Waiver and/or Expense Reimbursement[3]	(0.17)%	(0.17)%	(0.17)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.59%	0.65%	0.84%	0.59%
[1] “Other expenses” for Class I2 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2] “Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds (“ETFs”) and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.
[3] DoubleLine Capital LP (the “Adviser”) has contractually agreed to waive its investment advisory fees and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 0.58% for Class I shares, 0.64% for Class I2 shares, 0.83% for Class N shares and 0.58% for R6 shares. Ordinary operating expenses exclude taxes, commissions, mark‑ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations will apply until at least August 1, 2027, except that they may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed. Any such recoupment may not cause the Fund’s ordinary operating expenses to exceed the expense limitation that was in place when the fees were waived or expenses were reimbursed. Additionally, the Adviser would generally seek recoupment only in accordance with the terms of any expense limitation that is in place at the time of recoupment.
2.	As of the Effective Date, the section of the Prospectus and Summary Prospectus entitled “Fund Summary – Example” is hereby replaced in its entirety with the following:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class I	Class I2	Class N	Class R6
1 Year	$60	$66	$86	$60
3 Years	$226	$245	$305	$213
5 Years	$406	$438	$541	$379
10 Years	$926	$998	$1221	$860

DoubleLine Flexible Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
DOUBLELINE FUNDS TRUST
DoubleLine Flexible Income Fund (the “Fund”)
Supplement dated May 28, 2026 to the Fund’s Summary Prospectus, (the “Summary Prospectus”), Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated November 1, 2025, as supplemented or amended from time to time
This supplement updates certain information contained in the above dated Summary Prospectus, Prospectus and Statement of Additional Information. Please review this important information carefully.
Effective May 29, 2026 (the “Effective Date”), the Fund’s net operating expenses will be reduced. The following provides updated information regarding the Fund’s expense limitation arrangement and net operating expenses:
1.	As of the Effective Date, the section of the Prospectus and Summary Prospectus entitled “Fund Summary – Annual Fund Operating Expenses” is hereby replaced in its entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Class I	Class I2	Class N	Class R6
Management Fees	0.62%	0.62%	0.62%	0.62%
Distribution and/or Service (12b‑1 Fees)	None	None	0.25%	None
Other Expenses (includes sub‑transfer agent accounting or administrative services expenses)	0.13%	0.19%[1]	0.13%	0.07%
Acquired Fund Fees and Expenses[2]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.76%	0.82%	1.01%	0.70%
Fee Waiver and/or Expense Reimbursement[3]	(0.17)%	(0.17)%	(0.17)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.59%	0.65%	0.84%	0.59%
[1] “Other expenses” for Class I2 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2] “Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds (“ETFs”) and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.
[3] DoubleLine Capital LP (the “Adviser”) has contractually agreed to waive its investment advisory fees and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 0.58% for Class I shares, 0.64% for Class I2 shares, 0.83% for Class N shares and 0.58% for R6 shares. Ordinary operating expenses exclude taxes, commissions, mark‑ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations will apply until at least August 1, 2027, except that they may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed. Any such recoupment may not cause the Fund’s ordinary operating expenses to exceed the expense limitation that was in place when the fees were waived or expenses were reimbursed. Additionally, the Adviser would generally seek recoupment only in accordance with the terms of any expense limitation that is in place at the time of recoupment.
2.	As of the Effective Date, the section of the Prospectus and Summary Prospectus entitled “Fund Summary – Example” is hereby replaced in its entirety with the following:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class I	Class I2	Class N	Class R6
1 Year	$60	$66	$86	$60
3 Years	$226	$245	$305	$213
5 Years	$406	$438	$541	$379
10 Years	$926	$998	$1221	$860